Stock Compensation Plans - Summary of Stock Option Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Options
Options, Outstanding, Beginning balance	3,098,573	2,336,314	27,230
Granted	121,863	971,392	2,338,649
Exercised		(139,071)
Forfeited or cancelled	(45,966)	(70,062)	(29,565)
Options, Outstanding, Ending balance	3,174,470	3,098,573	2,336,314
Options vested, Ending balance	1,330,132
Options vested and expected to vest, Ending balance	3,167,516
Options exercisable, Ending balance	3,123,795
Weighted-Average Exercise Price
Options, Outstanding, Beginning balance	$ 6.71	$ 5.69	$ 44.20
Granted	$ 10.22	$ 8.67	$ 5.68
Exercised		$ 2.61
Forfeited or cancelled	$ 8.46	$ 8.14	$ 40.74
Options, Outstanding, Ending balance	$ 6.61	$ 6.71	$ 5.69
Options vested, Ending balance	$ 5.66
Options vested and expected to vest, Ending balance	$ 6.61
Options exercisable, Ending balance	$ 6.52
Weighted- Average Remaining Contractual Term (Years)
Outstanding, Ending balance	8 years 4 months 24 days	8 years 9 months 18 days	9 years 7 months 6 days
Options vested, Ending balance	8 years 2 months 12 days
Options vested and expected to vest , Ending balance	8 years 4 months 24 days
Options exercisable, Ending balance	8 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding, Ending balance	$ 65,478,696	$ 3,379,947	$ 529,060
Options vested, Ending balance	28,705,556
Options vested and expected to vest , Ending balance	65,339,393
Options exercisable, Ending balance	$ 64,731,240